CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	₽ 68	₽ 49
Right-of-use assets	74	98
Goodwill	785	785
Intangible assets	1,077	1,197
Deferred tax assets	137	226
Other non-current assets	8	15
Total non-current assets	2,149	2,370
Current assets
Inventories	30	108
Advances paid and prepaid expenses	99	93
Trade and other receivables	414	408
Prepaid income tax	3	4
Cash and cash equivalents	4,110	2,419
Other current assets	169	198
Total current assets	4,825	3,230
Total assets	6,974	5,600
Equity
Share capital	2	2
Share premium	7,702	7,614
Equity-settled employee benefits reserves	648	110
Accumulated losses	(3,343)	(3,854)
Total equity	5,009	3,872
Non-current liabilities
Lease liabilities	28	48
Deferred tax liabilities	127	135
Deferred income	108	125
Total non-current liabilities	263	308
Current liabilities
Contract liabilities	554	425
Trade and other payables	642	619
Income tax payable	66	59
Other taxes payable	366	241
Lease liabilities	41	43
Deferred income	33	33
Total current liabilities	1,702	1,420
Total liabilities	1,965	1,728
Total liabilities and equity	₽ 6,974	₽ 5,600